Siren Large Cap Blend Index ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.4%
	Communications 22.7%
28	Alphabet, Inc (a)	$49,074
693	AT&T, Inc.	19,931
15	Booking Holdings, Inc (a)	33,409
42	Charter Communications, Inc. (a)	27,785
934	Comcast Corp.	48,942
205	Facebook, Inc. (a)	55,998
50	Netflix, Inc. (a)	27,036
170	T-Mobile US, Inc. (a)	22,924
128	The Walt Disney Co. (a)	23,191
368	Verizon Communications, Inc.	21,620
		329,910
	Consumer Discretionary 9.4%
17	Amazon.com, Inc. (a)	55,368
276	Starbucks Corp.	29,526
37	Tesla, Inc. (a)	26,110
96	The Home Depot, Inc.	25,500
		136,504
	Consumer Staples 11.2%
70	Costco Wholesale Corp .	26,374
404	Mondelez International, Inc.	23,622
252	PepsiCo, Inc.	37,372
178	The Procter & Gamble Co.	24,767
460	The Coca-Cola Co.	25,226
171	Walmart, Inc.	24,650
		162,011
	Energy 2.6%
230	Chevron Corp.	19,423
458	Exxon Mobil Corp.	18,879
		38,302
	Financials 8.3%
868	Bank of America Corp.	26,309
111	Berkshire Hathaway, Inc. (a)	25,737
116	CME Group, Inc.	21,118
216	JPMorgan Chase & Co.	27,447
665	Wells Fargo & Co.	20,070
		120,681
	Health Care 9.9%
86	Amgen, Inc.	19,773
247	Gilead Sciences, Inc.	14,390
24	Intuitive Surgical, Inc. (a)	19,635
140	Johnson & Johnson	22,033
264	Merck & Co., Inc.	21,595
551	Pfizer, Inc.	20,283
72	UnitedHealth Group, Inc.	25,249
68	Viatris, Inc. (a)	1,274
		144,232
	Industrials 2.5%
167	The Boeing Co.	35,748

Siren Large Cap Blend Index ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2020 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.2% (continued)
		Technology 32.8%
107		Adobe, Inc. (a)	$53,513
144		Apple, Inc.	19,107
143		Automatic Data Processing, Inc.	25,197
78		Broadcom, Inc.	34,152
800		Cisco Systems, Inc.	35,800
204		Fiserv, Inc. (a)	23,227
698		Intel Corp .	34,774
77		Intuit, Inc.	29,249
76		Mastercard, Inc.	27,127
199		Microsoft Corp.	44,262
44		NVIDIA Corp.	22,977
98		PayPal Holdings, Inc. (a)	22,952
320		QUALCOMM, Inc.	48,749
180		Texas Instruments, Inc.	29,543
117		Visa, Inc.	25,591
			476,220
		Total Common Stocks
		(Cost $1,218,510)	1,443,608

MONEY MARKET FUNDS 0.5%
6,668		First American Government Obligations Fund, 0.04% (b)	6,668
		Total Money Market Funds
		(Cost $6,668)	6,668

		Total Investments 99.9%
		(Cost $1,225,178)	1,450,276

		Other Assets in Excess of Liabilities 0.1%	1,277

		TOTAL NET ASSETS 100.0%	$1,451,553

	(a)	Non-Income Producing.
	(b)	7-day net yield at December 31, 2020.

Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS 92.7%
	Communications 2.1%
8,721	Activision Blizzard, Inc.	$809,745

	Consumer Discretionary 10.1%
7,097	Best Buy Co, Inc.	708,210
2,085	Domino's Pizza, Inc.	799,514
11,085	DR Horton, Inc.	763,978
2,849	The Home Depot Inc.	756,751
5,736	Tractor Supply Co.	806,367
		3,834,820

	Consumer Staples 13.8%
8,503	Church & Dwight Co, Inc.	741,717
1,853	Costco Wholesale Corp.	698,173
3,601	Dollar General Corp.	757,290
8,088	McCormick & Co Inc.	773,213
3,699	The Clorox Co.	746,902
23,273	The Kroger Co.	739,150
5,550	The Procter & Gamble Co.	772,227
		5,228,672

	Financials 8.0%
15,516	Aflac, Inc.	689,997
16,485	Brown & Brown, Inc.	781,554
5,151	T Rowe Price Group, Inc.	779,810
7,139	The Allstate Corp.	784,790
		3,036,151

	Health Care 8.6%
5,730	Merck & Co, Inc.	468,714
4,044	STERIS Plc	766,500
2,101	UnitedHealth Group, Inc.	736,779
2,901	West Pharmaceutical Services, Inc.	821,882
2,926	Zoetis, Inc.	484,253
		3,278,128

	Industrials 15.4%
5,194	Amphenol Corp.	679,219
2,127	Cintas Corp.	751,809
9,314	Cognex Corp.	747,774
14,459	Fastenal Co.	706,033
6,454	HEICO Corp.	755,505
5,410	JB Hunt Transport Services, Inc.	739,277
3,594	L3Harris Technologies, Inc.	679,338
3,839	Nordson Corp.	771,447
		5,830,402

	Materials 2.1%
1,091	The Sherwin-Williams Co.	801,787

Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2020 (unaudited)

Number of Shares			Value
		Technology 32.6%
6,216		Apple, Inc.	$824,801
8,916		Booz Allen Hamilton Holding Corp.	777,297
2,181		FactSet Research Systems, Inc.	725,183
4,600		Jack Henry & Associates, Inc.	745,154
14,158		Intel Corp.	705,351
2,199		Intuit, Inc.	835,290
2,955		KLA Corp.	765,079
1,558		Lam Research Corp.	735,797
1,308		MarketAxess Holdings, Inc.	746,292
3,597		Microsoft Corp.	800,045
2,799		Moody's Corp.	812,382
1,385		NVIDIA Corp.	723,247
2,514		S&P Global, Inc.	826,427
5,311		Skyworks Solutions, Inc.	811,946
6,331		Teradyne, Inc.	759,024
4,745		Texas Instruments, Inc.	778,797
			12,372,112
		Total Common Stocks
		(Cost $29,222,476)	35,191,817

MONEY MARKET FUNDS 5.2%
1,989,297		First American Government Obligations Fund (a)	1,989,297
		Total Money Market Funds
		(Cost $1,989,297)	1,989,297

		Total Investments 97.9%
		(Cost $31,211,773)	37,181,114

		Other Assets in Excess of Liabilities 2.1%	776,351

		TOTAL NET ASSETS 100.0%	$37,957,465

	(a)	7-day net yield at December 31, 2020.

Siren Divcon Dividend Defender ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 82.6%

	Communications 1.7%
9,859	Activision Blizzard, Inc.	$915,408

	Consumer Discretionary 9.0%
8,724	Best Buy Co., Inc.	870,568
2,613	Domino's Pizza, Inc.	1,001,981
13,667	DR Horton, Inc.	941,930
3,422	The Home Depot, Inc.	908,952
7,337	Tractor Supply Co.	1,031,435
		4,754,866

	Consumer Staples 11.2%
2,527	Costco Wholesale Corp.	952,123
8,852	Church & Dwight Co., Inc.	772,160
3,852	Dollar General Corp.	810,075
8,608	McCormick & Co. Inc.	822,925
3,783	The Clorox Co.	763,863
30,988	The Kroger Co.	984,179
5,730	The Procter & Gamble Co.	797,272
		5,902,597

	Financials 6.4%
16,742	Aflac, Inc.	744,517
16,870	Brown & Brown, Inc.	799,807
5,378	T. Rowe Price Group, Inc.	814,175
9,262	The Allstate Corp.	1,018,172
		3,376,671

	Health Care 10.5%
17,587	Merck & Co. Inc.	1,438,617
4,073	STERIS plc	771,996
3,979	West Pharmaceutical Services, Inc.	1,127,291
2,828	UnitedHealth Group Inc.	991,723
7,292	Zoetis, Inc.	1,206,826
		5,536,453

	Industrials 14.1%
6,560	Amphenol Corp.	857,851
2,118	Cintas Corp.	748,628
9,848	Cognex Corp.	790,647
16,726	Fastenal Co.	816,731
7,147	HEICO Corp.	836,628
7,125	JB Hunt Transport Services, Inc.	973,631
4,939	L3Harris Technologies, Inc.	933,570
7,125	Nordson Corp.	1,431,769
		7,389,455

	Materials 0.1%
31	The Sherwin-Williams Co.	22,782

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2020 (unaudited)

Number of Shares		Value
	Technology 29.6%
6,326	Apple, Inc.	$839,397
10,085	Booz Allen Hamilton Holding Corp.	879,210
2,388	FactSet Research Systems, Inc.	794,010
18,840	Intel Corp.	938,609
2,296	Intuit, Inc.	872,135
6,200	Jack Henry & Associates, Inc.	1,004,338
3,293	KLA Corp.	852,591
2,100	Lam Research Corp.	991,767
1,879	MarketAxess Holdings, Inc.	1,072,082
4,404	Microsoft Corp.	979,538
3,387	Moody's Corp.	983,043
1,740	MSCI, Inc.	776,962
1,733	NVIDIA Corp.	904,973
3,233	S&P Global, Inc.	1,062,784
5,675	Skyworks Solutions, Inc.	867,594
6,551	Teradyne, Inc.	785,399
5,866	Texas Instruments, Inc.	962,786
		15,567,218
	Total Investments Before Securities Sold Short
	(Cost $39,195,288)	43,465,450

SECURITIES SOLD SHORT
COMMONT STOCKS (24.0)%

	Communications (1.4)%
(73,311)	Lumen Technologies, Inc.	(714,782)

	Consumer Discretinary (1.6)%
(7,000)	Darden Restaurants, Inc.	(833,840)

	Consumer Staples (1.5)%
(23,333)	The Kraft Heinz Co.	(808,722)

	Energy (10.6)%
(29,253)	Baker Hughes Co.	(609,925)
(14,000)	ConocoPhillips	(559,860)
(42,430)	Halliburton Co.	(801,927)
(14,827)	Hess Corp.	(782,717)
(42,655)	Kinder Morgan, Inc.	(583,094)
(53,856)	Occidental Petroleum Corp.	(932,248)
(34,407)	Schlumberger NV	(751,105)
(27,681)	The Williams Companies Inc.	(555,004)
		(5,575,880)

	Financials (2.9)%
(7,351)	Capital One Financial Corp.	(726,646)
(26,981)	Wells Fargo & Co.	(814,287)
		(1,540,933)

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

Number of Shares			Value

		Industrials (1.9)%
(95,154)		General Electric Co.	$(1,027,663)

		Materials (1.6)%
(18,683)		Westrock Co.	(813,271)

		Utilities (2.5)%
(31,237)		CenterPoint Energy, Inc.	(675,968)
(8,269)		Dominion Energy, Inc.	(621,829)
			(1,297,797)

		Total Securities Sold Short (24.0)%
		[Proceeds $(12,929,613)]	(12,612,888)

MONEY MARKET FUNDS 20.1%
10,549,931		First American Government Obligations Fund, 0.04% (a)	10,549,931
		Total Money Market Funds
		(Cost $10,549,931)	10,549,931

		Total Investments 78.7%
		(Cost $36,815,606)	41,402,493

		Other Assets in Excess Liabilities 21.3%	11,185,955

		TOTAL NET ASSETS 100.0%	$52,588,448

	(a)	7-day net yield at December 31, 2020.

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.3%
	Communications 11.6%
1,554	Alphabet, Inc. (b)	$2,723,603
20,196	Baidu, Inc. - ADR (b)	4,367,183
73,853	Digital Garage, Inc. (a)	3,043,383
8,728	Facebook, Inc. (b)	2,384,140
98,158	GMO internet, Inc. (a)	2,814,835
20,694	NetEase, Inc. - ADR	1,981,864
35,282	Tencent Holdings Ltd. (a)	2,566,808
3,584	Swisscom AG (a)	1,931,465
		21,813,281
	Consumer Discretionary 7.6%
35,624	JD.com, Inc. (b)	3,131,350
655	Amazon.com, Inc. (b)	2,133,289
48,812	Daimler AG (a)	3,446,065
177,571	Rakuten, Inc. (a)	1,709,415
9,219	Alibaba Group Holding Ltd. - ADR (b)	2,145,538
37,763	Overstock.com, Inc. (b)	1,811,491
		14,377,148
	Consumer Staples 1.1%
14,525	Walmart, Inc.	2,093,779

	Financials 31.9%
21,335	American Express Co.	2,579,615
9,437	Aon PLC - Class A	1,993,755
30,475	ASX Ltd. (a)	1,691,620
985,917	Banco Santander Central Hispano SA - ADR	3,007,047
75,269	Bank of America Corp.	2,281,403
461,324	Barclays PLC (b)	3,685,979
671,594	BOC Hong Kong Holdings Ltd. (a)	2,035,803
46,151	Citigroup, Inc.	2,845,671
10,602	CME Group, Inc.	1,930,094
12,040	Deutsche Boerse AG (a)	2,048,169
779,461	Galaxy Digital Holdings Ltd. (a)(b)	6,674,621
244,664	ING Groep NV - ADR (b)	2,309,628
19,468	Intercontinental Exchange, Inc.	2,244,466
25,295	JPMorgan Chase & Co.	3,214,236
145,056	Mizuho Financial Group, Inc. (a)	1,836,819
20,562	Nasdaq, Inc.	2,729,400
227,858	Ping An Insurance Group Co. of China Ltd. (a)	2,792,215
94,784	Plus500 Ltd. (a)	1,879,452
105,169	SBI Holdings, Inc. (a)	2,492,359
22,207	Signature Bank/New York NY	3,004,385
10,075	The Goldman Sachs Group, Inc.	2,656,878
18,745	TMX Group Ltd. (a)(b)	1,872,291
438,211	ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	2,046,222
		59,852,128
	Industrials 2.7%
67,025	Hitachi Ltd. (a)	2,638,677
14,940	Siemens AG (a)	2,144,897
7,152	Siemens Energy AG (a)(b)	262,116
		5,045,690

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2020 (Unaudited)

Number of Shares			Value
		Technology 44.4%
11,979		Accenture PLC - Class A	$3,129,034
30,372		Advanced Micro Devices, Inc. (b)	2,785,416
22,230		Atos SE (a)(b)	2,030,809
18,078		Broadridge Financial Solutions, Inc.	2,769,550
951,580		Canaan, Inc. (b)	5,642,870
57,205		Cisco Systems, Inc.	2,559,924
11,665		DocuSign, Inc. (b)	2,593,129
19,870		Fujitsu Ltd. (a)	2,868,262
240,140		Hewlett Packard Enterprise Co.	2,845,659
148,486		Infosys Ltd.	2,516,838
52,577		Intel Corp.	2,619,386
24,159		International Business Machines Corp.	3,041,135
7,084		Mastercard, Inc.	2,528,563
40,786		Micron Technology, Inc. (b)	3,066,292
13,934		Microsoft Corp.	3,099,200
183,850		NTT Data Corp. (a)	2,512,347
4,655		NVIDIA Corp.	2,430,841
121,871		OneConnect Financial Technology Co. Ltd. (b)	2,402,077
43,314		Oracle Corp.	2,801,983
12,706		PayPal Holdings, Inc. (b)	2,975,745
2,046		Samsung Electronics Company, Ltd. - GDR 144A (c)	3,733,950
16,984		SAP SE	2,214,544
18,019		Square, Inc. (b)	3,921,655
28,360		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,092,374
14,405		Texas Instruments, Inc.	2,364,293
27,145		Thomson Reuters Corp.	2,222,904
10,033		Visa, Inc.	2,194,518
816,270		Xiaomi Corp. (a)(b)	3,495,690
21,216		Xilinx, Inc.	3,007,792
			83,466,780
		Total Common Stocks
		(Cost $150,535,622)	186,648,806

PREFERRED STOCKS 0.4%
		Consumer Discretionary 0.4%
15,651		Overstock.com, Inc.	652,201

		Total Preferred Stocks
		(Cost $578,783)	652,201

MONEY MARKET FUNDS 0.2%
440,145		First American Government Obligations Fund, 0.04% (d)	440,145
		Total Money Market Funds
		(Cost $440,145)	440,145

		Total Investments 99.9%
		(Cost $151,554,550)	187,741,152

		Other Assets in Excess of Liabilities 0.1%	151,410

		TOTAL NET ASSETS 100.0%	$187,892,562

	(a)	U.S.-dollar denominated security of a foreign issuer.
	(b)	Non-Income Producing.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers.  Unless otherwise noted, 144 securities are deemed to be liquid. At December 31, 2020, the net value of these securities amounted to $3,733,950, which represents 2.0% of net assets.

	(d)	7-day net yield at December 31, 2020.

a) Investment Valuation

The net asset value (“NAV”) of the Funds’ shares are calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of the Funds’ shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Funds’ security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by the Funds’ target Index. This may adversely affect the Funds’ ability to track its Target Index.

The Funds disclose the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

Siren Large Cap Blend Index ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,443,608	$-	$-	$1,443,608
Short-Term Investments
Money Market Funds	6,668	-	-	6,668
Total	$1,450,276	$-	$-	$1,450,276

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$35,191,817	$-	$-	$35,191,817
Short-Term Investments
Money Market Funds	1,989,297	-	-	1,989,297
Total	$37,181,114	$-	$-	$37,181,114

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks	$43,465,450	$-	$-	$43,465,450
Short-Term Investments
Money Market Funds	10,549,931	-	-	10,549,931
Total Assets	$54,015,381	$-	$-	$54,015,381

Liabilities
Equity
Common Stocks	$(12,612,888)	$-	$-	$(12,612,888)
Total Liabilities	$(12,612,888)	$-	$-	$(12,612,888)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$186,648,806	$-	$-	$186,648,806
Preferred Stocks	652,201	-	-	652,201
Short-Term Investments
Money Market Funds	440,145	-	-	440,145
Total	$187,741,152	$-	$-	$187,741,152

Tax Disclosure -The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2020, the Funds did not incur any interest or penalties.